PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2016
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]
Property and equipment consists of the following:

	Useful Life	December 31,
	(years)	2016	2015
Cost:
Furniture and equipment	3 – 7 years	$4,640,000	$3,157,000
Accumulated depreciation		(3,869,000)	(2,365,000)
Property and equipment, net		$771,000	$792,000